Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Equipment

NOTE 3 EQUIPMENT

At June 30, 2020 and December 31, 2019, property and equipment, net, is as follows:

	As of June 30, 2020	December 31, 2019
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	85,389	85,389
Less: Accumulated Depreciation	(126,787)	(113,669)
Total Property and Equipment, net	$104,203	$117,321

Depreciation expense for the six months ended June 30, 2020 and 2019, was $13,118 and $13,403, respectively

Depreciation expense for the three months ended June 30, 2020 and 2019, was $5,740 and $6,738, respectively.

NOTE 3 EQUIPMENT

At December 31, 2019 and December 31, 2018, property and equipment, net, is as follows:

	December 31, 2019	December 31, 2018
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	73,194
Office Equipment	7,260	7,260
Leasehold Improvements	85,388	7,938
Less: Accumulated Depreciation	(113,668)	(82,887)
Total Property and Equipment, net	$117,321	$47,310

Depreciation expense for the years ended December 31, 2019 and 2018, was $30,781 and $26,632, respectively.